Financial instruments and risk management (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments and Digital Assets [Abstract]
Liabilities	$ 154,741,330	$ 29,647,454
Loans Payable [Member]
Financial Instruments and Digital Assets [Abstract]
Financial liability, carrying value	40,051,428	25,464,000
Financial liability, at fair value	41,477,438	25,464,000
Fair Value through Other Comprehensive Income [Member] | Deposits [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	156,093,443	7,157,857
Fair Value through Other Comprehensive Income [Member] | Level 1 [Member] | Deposits [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	156,093,443	7,157,857
Fair Value through Other Comprehensive Income [Member] | Level 2 [Member] | Deposits [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	0	0
Fair Value through Other Comprehensive Income [Member] | Level 3 [Member] | Deposits [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	0	$ 0
Financial Value Carried Through Profit and Loss [member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	99,021,368
Financial Value Carried Through Profit and Loss [member] | Level 1 [Member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	0
Financial Value Carried Through Profit and Loss [member] | Level 2 [Member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	99,021,368
Financial Value Carried Through Profit and Loss [member] | Level 3 [Member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	$ 0